Income Taxes - Components of Our Benefit for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal	$ 11,794	$ (1,229)	$ (2,350)
State	9,500	4,193	5,285
Foreign	32,955	29,583	41,552
Total current	54,249	32,547	44,487
Federal	(58,292)	(27,109)	(40,154)
State	(15,087)	(23,720)	(12,695)
Foreign	(11,189)	(5,932)	(21,569)
Total deferred	(84,568)	(56,761)	(74,418)
Total provision (benefit) for income taxes	$ (30,319)	$ (24,214)	$ (29,931)